Financial risk management - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2023 USD ($)
Statements [Line Items]
Borrowings	¥ 1,955,638	¥ 1,375,055
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	4,691	530,589
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	188,906	267,169
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	509	1,425
Accumulated increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	2,535	2,026
Total assets	32,041,222	30,480,967
Total liabilities	24,752,900	23,283,718
Sony Financial Group Inc [Member]
Statements [Line Items]
Total assets	20,805,535	20,974,027
Total liabilities	¥ 18,990,548	18,392,874
Market risk [member]
Statements [Line Items]
Time period for measurement of VaR using historical method	250 days
Confidence level for measurement of VaR using historical method	99.00%
Value at risk	¥ 21,433	¥ 8,230
CP Programs [Member]
Statements [Line Items]
Maximum borrowing limit	1,166,300
Borrowings	0
Committed Lines Of Credit [Member]
Statements [Line Items]
Undrawn borrowing facilities	641,500
Committed Lines Of Credit [Member] | U.S. dollar [member] | Syndicate Of Japanese Banks [Member]
Statements [Line Items]
Undrawn borrowing facilities | $			$ 1,700
Committed Lines Of Credit [Member] | U.S. dollar [member] | Syndicate Of Foreign Bank [Member]
Statements [Line Items]
Undrawn borrowing facilities | $			$ 1,050
Committed Lines Of Credit [Member] | Japan [member] | Syndicate Of Japanese Banks [Member]
Statements [Line Items]
Undrawn borrowing facilities	¥ 275,000